Income Tax / Deferred Tax - Loss from Income Taxes (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Deferred Tax - Loss From Income Taxes Table
Benefit/ (expense) before income taxes and noncontrolling interest	$ 20,845	$ (6,161)	$ (61,149)
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	(17,798)	(3,259)	40,145
Net profit/(loss) subject to income taxes	$ 3,047	$ (9,420)	$ (21,004)